Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt, Net of Unamortized Debt Discount and Deferred Financing Costs

Long-term debt, net of unamortized debt discount and deferred financing costs, consisted of the following:

	March 31, 2021	December 31, 2020
DWIP Agreement	$102,600	$102,600
Facility Agreement	539,166	547,677
Subscription Agreement	172,254	85,112
Other debt	2,834	2,960
Less: unamortized debt discount and financing fees	(11,522)	(9,876)

Debt, carrying amount	$805,332	$728,473

Long-term debt, net of unamortized debt discount and deferred financing costs, consisted of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
DWIP Agreement	$102,600	$102,600
Facility Agreement	547,677	359,764
DWIP II Loan	—	49,250
Subscription Agreement	85,112	76,567
Other debt	2,960
Less: unamortized debt discount and financing fees	(9,876)	(15,250)

Debt, carrying amount	$728,473	$572,931